Current and long-term debt - HSH Nordbank credit facility (Details) - USD ($)	1 Months Ended			12 Months Ended
	Sep. 30, 2018	Oct. 31, 2017	Feb. 28, 2017	Dec. 31, 2018	Jan. 31, 2017
HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity					$ 31,100,000.0
Repayments	$ 14,200,000
Drawdowns			$ 31,100,000
Write-offs of deferred financing fees related to repayment of debt				$ 200,000
Vessels [member] | STI Duchessa and STI Onyx [Member] | 2011 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments			$ 23,700,000
Vessels [member] | STI Onyx [Member] | HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments		$ 13,800,000
Vessels [member] | STI Duchessa [Member] | HSH Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Repayments	$ 14,200,000